Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of long-term borrowings
	As of December 31,
	2020	2021
	RMB	RMB
Long-term borrowing, current	3,618	15,137
Long-term borrowings, non-current	15,242	646
Total	18,860	15,783